Group Cash Flow Statement (Parenthetical) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Cash flows from consolidated operations
Profit after tax for the year		$ 13,076	$ 22,575	$ 10,400
Adjustments for:
– Taxation		5,586	8,258	4,991
– Finance items		1,846	26	1,751
– Share of profit after tax of equity accounted units		(777)	(1,042)	(652)
– Loss on disposal of interest in subsidiary		105	0	0
– Impairment charges of investments in equity accounted units after tax		202	0	339
– Impairment reversal/(charges net of reversals)		(150)	269	904
– Depreciation and amortisation		5,010	4,697	4,279
– Provisions (including exchange differences on provisions)		1,006	1,903	894
– Pension settlement		0	(291)	0
Utilisation of other provisions		(176)	(128)	(139)
Utilisation of provisions for close-down and restoration		(609)	(541)	(366)
Utilisation of provisions for post-retirement benefits and other employment costs		(254)	(231)	(269)
Change in inventories		(1,185)	(1,397)	(281)
Change in receivables and other assets	[1]	20	(367)	(562)
Change in trade and other payables		700	685	558
Other items	[2]	(1,242)	(480)	(25)
Cash flows from consolidated operations	[3]	23,158	33,936	21,822
Purchases of financial assets		55	45	5
Sales of financial assets	[4],[5]	892	114	63
Amount held in trust fund		329	388
Notional amount		1,216	1,377
Purchase of non-controlling interest	[6]	2,961	0	0
Realised gain (loss)			(131)	(179)
Gains (losses) on available-for-sale financial assets		116	336	0
Mongolia | Oyu Tolgoi LLC
Adjustments for:
Payment for disputed tax matters			$ 356
Energy Resources of Australia
Adjustments for:
Deposits into trust fund				299
Turquoise Hill
Adjustments for:
Purchase of non-controlling interest		2,961
Diavik
Adjustments for:
Group interest (voting %)			60.00%
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Adjustments for:
Notional amount			$ 1,250
Borrowings, interest rate			2.75%
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Fixed interest rate
Adjustments for:
Borrowings term			30 years
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Adjustments for:
Buy-back of bonds			$ 1,200
Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Adjustments for:
Buy-back of bonds | €					€ 402
Not Designated As Hedging Instrument
Adjustments for:
Realised gain (loss)			(459)
Cortez Royalty
Adjustments for:
Sales of financial assets		525
Urealised gain on royalty			432
Fixed Income Instruments
Adjustments for:
Purchases of financial assets		$ 352	$ 107	$ 58

[1]	2021, the Mongolian Tax Authority required payment by Oyu Tolgoi of US$356 million in relation to disputed tax matters. Oyu Tolgoi continues to dispute the matters and has classified amounts subject to international arbitration as prepayments pending resolution.
[2]	Other items includes the deduction of the US$432 million relating to the gain recognised on sale of the Cortez royalty shown in “Sale of financial assets” and the recognition of realised losses of US$459 million on currency forwards not designated as hedges (2021: realised losses US$131 million, 2020: realised losses US$179 million). In 2021 other items also included US$336 million relating to a gain on recognition of a new wharf at Kitimat, Canada with no associated cash flow.
[3]

Notes to the Group Cash Flow Statement
(a) Cash flows from consolidated operations	Note	2022 US$m	2021 US$m	2020 US$m
Profit after tax for the year		13,076	22,575	10,400
Adjustments for:
– Taxation		5,586	8,258	4,991
– Finance items		1,846	26	1,751
– Share of profit after tax of equity accounted units		(777)	(1,042)	(652)
– Loss on disposal of interest in subsidiary	5	105	—	—
– Impairment charges of investments in equity accounted units after tax	4	202	—	339
– Impairment reversal/(charges net of reversals)	4	(150)	269	904
– Depreciation and amortisation		5,010	4,697	4,279
– Provisions (including exchange differences on provisions)		1,006	1,903	894
– Pension settlement		—	(291)	—
Utilisation of other provisions	36	(176)	(128)	(139)
Utilisation of provisions for close-down and restoration	14	(609)	(541)	(366)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(254)	(231)	(269)
Change in inventories		(1,185)	(1,397)	(281)
Change in receivables and other assets(g)		20	(367)	(562)
Change in trade and other payables		700	685	558
Other items(h)		(1,242)	(480)	(25)
		23,158	33,936	21,822

[4]	In 2022, we received net proceeds of US$352 million (2021: US$107 million and 2020: US$58 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[5]	Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA, refer to note 1 and note 7.
[6]	On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022 US$2,961 million had been paid.